Document and Entity Information	3 Months Ended
Jun. 30, 2018 shares
Entity Information [Line Items]
Entity registrant name	UBS AG
Entity central index key	0001114446
Entity current reporting status	Yes
Entity voluntary filers	No
Current fiscal year end date	--12-31
Entity filer category	Non-accelerated Filer
Entity well known seasoned issuer	No
Entity common stock shares outstanding	3,858,408,466
Document type	6-K
Document period end date	Jun. 30, 2018
Amendment flag	false
Document fiscal year focus	2018
Document fiscal period focus	Q2